TRADE RECEIVABLES AND OTHER - Contract Assets (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contact assets, Non-current	€ 16	€ 19
Unbilled tooling costs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contact assets, Non-current	€ 4	€ 6